COMMITMENTS AND CONTINGENCIES - Maturity (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Purchase Obligations
2026	¥ 544,667
2027	312,016
2028	249,266
2029	90,934
2030	38,981
Thereafter	8,806
Total	¥ 1,244,670